Long-term Investments (Details 2) $ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Aug. 31, 2013 CNY (¥)	Aug. 31, 2008 CNY (¥)	Dec. 31, 2015 USD ($) company	Dec. 31, 2015 CNY (¥) company	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Investments in associated companies
Equity share of losses from associated companies						¥ 76,100,000	¥ 33,600,000	¥ 5,300,000
Cash dividends received						0	15,300,000	¥ 0
Equity investments
Impairment provision					$ 1,858	¥ 12,037,000	24,040,000
SunEase, Inc.
Investments in associated companies
Percentage of equity interest acquired				38.50%
Consideration in cash				¥ 31,000,000
Yixin
Investments in associated companies
Percentage of equity interest acquired	35.00%		27.00%
Consideration in cash	¥ 127,500,000		¥ 200,000,000
Allocation of the purchase price
Tangible assets	8,579,000		58,320,000
Intangible assets	15,564,000		15,876,000
Goodwill	107,280,000		129,773,000
Deferred tax liabilities	(3,891,000)		(3,969,000)
Total	¥ 127,532,000		¥ 200,000,000
Joint venture established with several individuals, E-commerce
Investments in associated companies
Percentage of equity interest acquired		40.00%
Payments to acquire interest in joint venture		¥ 20,000,000
Joint ventures established with other shareholders, internet finance
Allocation of the purchase price
Number of joint venture established | company					2	2
Joint venture one established with other shareholders, internet finance
Investments in associated companies
Percentage of equity interest acquired					30.00%	30.00%
Payments to acquire interest in joint venture						¥ 30,000,000
Joint venture two established with other shareholders, internet finance
Investments in associated companies
Percentage of equity interest acquired					30.00%	30.00%
Payments to acquire interest in joint venture						¥ 30,000,000
Certain of equity investments | Investment income, net
Equity investments
Impairment provision						¥ 12,000,000	¥ 24,000,000